Loans and Borrowings - Summary of Bank Loans (Details) - Bank loans - Research and Laboratory Equipment € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Facility Size	Dec. 31, 2020 EUR (€) Facility Size	Dec. 31, 2019 EUR (€) Facility Size
Disclosure of detailed information about borrowings [line items]
Facility size | Facility Size	20,465,000	5,215,000	5,215,000
Interest rate (in percent)
New debt recognized	€ 0	€ 0	€ 0
Installments
Bank loan outstanding	€ 15,864	€ 1,540	€ 2,645
CDN 3
Disclosure of detailed information about borrowings [line items]
Debt maturity date	April 2016	April 2016	April 2016
Facility size | Facility Size	500,000	500,000	500,000
Interest rate (in percent)	0.72%	0.72%	0.72%
New debt recognized	€ 0	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank loan outstanding	€ 0	€ 34	€ 135
CDN 4
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2017	June 2017	June 2017
Facility size | Facility Size	600,000	600,000	600,000
Interest rate (in percent)	0.36%	0.36%	0.36%
New debt recognized	€ 0	€ 0	€ 0
Installments	48 monthly	48 monthly	48 monthly
Bank loan outstanding	€ 0	€ 75	€ 226
CDN 5
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2018	November 2018	November 2018
Facility size | Facility Size	500,000	500,000	500,000
Interest rate (in percent)	0.46%	0.46%	0.46%
New debt recognized	€ 0	€ 0	€ 0
Installments	48 monthly	48 monthly	48 monthly
Bank loan outstanding	€ 115	€ 241	€ 365
CIC 4
Disclosure of detailed information about borrowings [line items]
Debt maturity date	December 2016	December 2016	December 2016
Facility size | Facility Size	265,000	265,000	265,000
Interest rate (in percent)	0.69%	0.69%	0.69%
New debt recognized	€ 0	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank loan outstanding	€ 4	€ 58	€ 111
CIC 5
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2017	July 2017	July 2017
Facility size | Facility Size	1,000,000	1,000,000	1,000,000
Interest rate (in percent)	0.69%	0.69%	0.69%
New debt recognized	€ 0	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank loan outstanding	€ 152	€ 354	€ 554
BNP 2
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2016	June 2016	June 2016
Facility size | Facility Size	500,000	500,000	500,000
Interest rate (in percent)	0.80%	0.80%	0.80%
New debt recognized	€ 0	€ 0	€ 0
Installments	20 quarterly	20 quarterly	20 quarterly
Bank loan outstanding	€ 0	€ 76	€ 177
BNP 3
Disclosure of detailed information about borrowings [line items]
Debt maturity date	October 2016	October 2016	October 2016
Facility size | Facility Size	1,050,000	1,050,000	1,050,000
Interest rate (in percent)	0.80%	0.80%	0.80%
New debt recognized	€ 0	€ 0	€ 0
Installments	20 quarterly	20 quarterly	20 quarterly
Bank loan outstanding	€ 105	€ 315	€ 525
BNP 4
Disclosure of detailed information about borrowings [line items]
Debt maturity date	April 2017	April 2017	April 2017
Facility size | Facility Size	800,000	800,000	800,000
Interest rate (in percent)	0.87%	0.87%	0.87%
New debt recognized	€ 0	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank loan outstanding	€ 217	€ 377	€ 537
AUTRES
Disclosure of detailed information about borrowings [line items]
Debt maturity date	-	-	-
Facility size | Facility Size	0	0	0
Interest rate (in percent)	0.00%	0.00%	0.00%
New debt recognized	€ 0	€ 0	€ 0
Installments	0	0	0
Bank loan outstanding	€ 20	€ 9	€ 14
CDN PGE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021	June 2021	June 2021
Facility size | Facility Size	900,000	0	0
New debt recognized	€ 0	€ 0	€ 0
Installments	8 quaterly	8 quaterly	8 quaterly
Bank loan outstanding	€ 900	€ 0	€ 0
CIC PGE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021	June 2021	June 2021
Facility size | Facility Size	2,200,000	0	0
New debt recognized	€ 0	€ 0	€ 0
Installments	8 quaterly	8 quaterly	8 quaterly
Bank loan outstanding	€ 2,200	€ 0	€ 0
BNP PGE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021	June 2021	June 2021
Facility size | Facility Size	4,900,000	0	0
New debt recognized	€ 0	€ 0	€ 0
Installments	8 quaterly	8 quaterly	8 quaterly
Bank loan outstanding	€ 4,900	€ 0	€ 0
NATIXIS PGE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021	June 2021	June 2021
Facility size | Facility Size	3,000,000	0	0
New debt recognized	€ 0	€ 0	€ 0
Installments	8 quaterly	8 quaterly	8 quaterly
Bank loan outstanding	€ 3,000	€ 0	€ 0
BPI PGE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2021	July 2021	July 2021
Facility size | Facility Size	2,000,000	0	0
Interest rate (in percent)	1.85%	1.85%	1.85%
New debt recognized	€ 0	€ 0	€ 0
Installments	16 quaterly	16 quaterly	16 quaterly
Bank loan outstanding	€ 2,000	€ 0	€ 0
BPI PRÊT TAUX BONIFIE
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2021	November 2021	November 2021
Facility size | Facility Size	2,250,000	0	0
Interest rate (in percent)	2.25%	2.25%	2.25%
New debt recognized	€ 0	€ 0	€ 0
Installments	20 quaterly	20 quaterly	20 quaterly
Bank loan outstanding	€ 2,250	€ 0	€ 0